Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of reconciliation of backlog representing the amount of revenue
US$’000

Contract revenue on uncompleted contracts at December 31, 2023	4,022
New contract awards during the year	5,621
Contract adjustment	30
Contract revenue recognized for the year	(5,834)
Backlog at December 31, 2024	3,839

Contract revenue on uncompleted contracts at December 31, 2024	3,839
New contract awards during the year	6,272
Contract adjustment	-
Contract revenue recognized for the year	(5,881)
Backlog at December 31, 2025	4,230

Schedule of property, plant and equipment
Expected useful life
Office premises	47 to 51 years
Leasehold improvements	Over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

ZHEJIANG TIANLAN [Member]
Schedule of property, plant and equipment
Land use right	Over terms of the leases
Buildings and leasehold improvements	11 to 50 years, with 5% residual value
Furniture, fixtures and office equipment	5 years, with 5% residual value
Motor vehicles	5 years, with 5% residual value
Plant and machineries	5 to 10 years, with 5% residual value